TAXES ON INCOME - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amount
Statutory tax rate	$ 161,931	$ 139,110	$ 105,271
Preferred Tax Benefit Regimes	(59,236)	(10,975)	(25,505)
Changes in valuation allowance	(1,678)	(8,417)	7,249
State income taxes, Net of Federal Income Tax Effect	902	35,448	(1,354)
Capital Gain on Sales of IP	28,938
Foreign-derived intangible income	(7,195)	(10,925)	(5,866)
Research and Development tax credits	(7,035)	(8,974)	(6,797)
Other Nontaxable or Nondeductible Items	(5,640)	(1,396)
Other Nontaxable or Nondeductible Items			4,525
Changes in Unrecognized Tax Benefits	(17,228)	22,557	26,181
Taxes on income	$ 91,916	$ 162,238	$ 119,399
Percent
Statutory tax rate	23.00%	23.00%	23.00%
Preferred Tax Benefit Regimes	(8.00%)	(2.00%)	(6.00%)
Changes in valuation allowance	0.00%	(1.00%)	2.00%
State income taxes, Net of Federal Income Tax Effect	0.00%	6.00%	0.00%
Capital Gain on Sales of IP	4.00%
Foreign-derived intangible income	(1.00%)	(2.00%)	(1.00%)
Research and Development tax credits	(1.00%)	(1.00%)	(1.00%)
Other Nontaxable or Nondeductible Items	(1.00%)	0.00%
Other Nontaxable or Nondeductible Items			1.00%
Changes in Unrecognized Tax Benefits	(2.00%)	4.00%	6.00%
Total income tax expenses	13.00%	27.00%	26.00%
United Kingdom
Amount
Statutory tax rate difference	$ 725	$ 7,089	$ 0
Other Adjustments	$ 5,842	$ (4,154)	$ 4,560
Percent
Statutory tax rate difference	0.00%	1.00%	0.00%
Other Adjustments	1.00%	(1.00%)	1.00%
United States
Amount
Statutory tax rate difference	$ (5,994)	$ (6,980)	$ (4,412)
Other Adjustments	(9,712)	(3,777)	(15,121)
Share-based payment awards	$ 13,910	$ 10,703	$ 21,090
Percent
Statutory tax rate difference	(1.00%)	(1.00%)	(1.00%)
Other Adjustments	(1.00%)	(1.00%)	(3.00%)
Share-based payment awards	2.00%	2.00%	5.00%
India
Amount
Statutory tax rate difference	$ 0	$ 0	$ 4,075
Percent
Statutory tax rate difference	0.00%	0.00%	1.00%
Other foreign jurisdictions
Amount
Statutory tax rate difference	$ (1,603)	$ (2,673)	$ 4,266
Percent
Statutory tax rate difference	0.00%	0.00%	1.00%
Israel
Amount
Other Adjustments	$ (5,012)	$ 5,602	$ (3,617)
Share-based payment awards	$ 0	$ 0	$ 4,854
Percent
Other Adjustments	(1.00%)	1.00%	(1.00%)
Share-based payment awards	0.00%	0.00%	1.00%